Earnings Per Share - Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Basic total weighted average number of Telesat Corporation Shares outstanding	14,640,626	13,937,443	13,417,290
Effect of diluted securities
Diluted total weighted average number of Telesat Corporation Shares outstanding	14,640,626	13,937,443	15,288,221
Stock options [Member]
Effect of diluted securities
Effect of diluted securities			51,617
RSUs [Member]
Effect of diluted securities
Effect of diluted securities			1,435,113
DSUs [Member]
Effect of diluted securities
Effect of diluted securities			91,587
PSUs [Member]
Effect of diluted securities
Effect of diluted securities			292,614